Mergers and acquisitions - Recognized Identified Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Aug. 15, 2020	Feb. 14, 2020
Franklin Financial Network, Inc.
Assets
Cash and cash equivalents	$ 284,004
Investments	373,462
Mortgage loans held for sale, at fair value	38,740
Commercial loans held for sale, at fair value	326,206
Loans held for investment, net of fair value adjustments	2,427,527
Allowance for credit losses on PCD loans	(24,831)
Premises and equipment	45,471
Operating lease right-of-use assets	23,958
Mortgage servicing rights	5,111
Core deposit intangible	7,670
Other assets	124,571
Assets assumed in acquisition	3,631,889
Liabilities
Non-interest bearing deposits	505,374
Interest-bearing	1,783,379
Money market and savings	342,093
Customer time deposits	383,433
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Brokered and Internet Time Deposits	107,452
Total deposits	3,121,731
Borrowings	62,435
Operating lease liabilities	24,330
Accrued expenses and other liabilities	12,661
Total liabilities	3,221,157
Noncontrolling interests acquired	93
Net assets acquired	$ 410,639
FNB Financial Corp.
Assets
Cash and cash equivalents		$ 10,774
Investments		50,594
Mortgage loans held for sale, at fair value		0
Commercial loans held for sale, at fair value		0
Loans held for investment, net of fair value adjustments		182,171
Allowance for credit losses on PCD loans		(669)
Premises and equipment		8,049
Operating lease right-of-use assets		14
Mortgage servicing rights		0
Core deposit intangible		2,490
Other assets		4,795
Assets assumed in acquisition		258,218
Liabilities
Non-interest bearing deposits		63,531
Interest-bearing		26,451
Money market and savings		37,002
Customer time deposits		82,551
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Brokered and Internet Time Deposits		0
Total deposits		209,535
Borrowings		3,192
Operating lease liabilities		14
Accrued expenses and other liabilities		1,754
Total liabilities		214,495
Noncontrolling interests acquired		0
Net assets acquired		$ 43,723